Receivables and Other Assets - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [Line Items]
Other accounts receivable, net	₩ 474,048	₩ 169,313
Related parties [member]
Disclosure of financial assets [Line Items]
Other accounts receivable, net	₩ 19,431	₩ 39,092